UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-5979

 NAME OF REGISTRANT:                     John Hancock California Tax-Free
                                         Income



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


2X08 John Hancock Funds California Tax-Free Income Fund
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 PR INDL MED&ENVRN CONTROL FACS (AFICA)                                                      Agenda Number:  934512193
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        Security:  74527EEG9
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          For
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock California Tax-Free Income
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/23/2017